A

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 0.2%
20,961	QuinStreet, Inc.(a)	$ 251,742

	AEROSPACE & DEFENSE - 1.0%
5,041	AAR Corporation(a)	216,158
5,190	Aerojet Rocketdyne Holdings, Inc.(a)	223,533
2,566	AeroVironment, Inc.(a)	227,476
6,763	Barnes Group, Inc.	209,991
2,281	Woodward, Inc.	212,293
		1,089,451
	APPAREL & TEXTILE PRODUCTS - 0.6%
2,993	Carter's, Inc.	221,033
2,391	Oxford Industries, Inc.	255,192
5,923	Skechers USA, Inc., Class A(a)	223,889
		700,114
	ASSET MANAGEMENT - 0.6%
5,929	Artisan Partners Asset Management, Inc., Class A	200,163
3,318	Cohen & Steers, Inc.	236,838
3,763	Stifel Financial Corporation	223,184
		660,185
	AUTOMOTIVE - 1.3%
14,987	Dana, Inc.	231,849
1,923	Dorman Products, Inc.(a)	174,320
7,575	Gentex Corporation	206,722
3,376	Gentherm, Inc.(a)	202,222
4,687	Standard Motor Products, Inc.	172,013
12,288	Tenneco, Inc., Class A(a)	231,752
2,037	Visteon Corporation(a)	244,093
		1,462,971
	BANKING - 10.0%
5,248	Ameris Bancorp	244,976
11,550	Associated Banc-Corporation	231,462
15,845	Brookline Bancorp, Inc.	197,587
8,867	Byline Bancorp, Inc.	193,389
5,389	Cathay General Bancorp	226,015

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 10.0% (Continued)
2,661	City Holding Company	$ 226,212
3,212	Commerce Bancshares, Inc.	220,889
3,332	Community Bank System, Inc.	217,846
1,810	Cullen/Frost Bankers, Inc.	235,228
6,220	Customers Bancorp, Inc.(a)	215,772
4,489	Eagle Bancorp, Inc.	217,851
3,272	East West Bancorp, Inc.	236,140
15,712	First Commonwealth Financial Corporation	211,798
10,870	First Financial Bancorp	234,575
5,369	First Financial Bankshares, Inc.	228,236
9,652	First Horizon Corporation	218,328
5,536	First Interstate BancSystem, Inc., Class A	222,879
5,947	Flagstar Bancorp, Inc.	229,138
19,419	FNB Corporation	231,474
14,594	Fulton Financial Corporation	236,861
4,479	Glacier Bancorp, Inc.	226,996
7,911	Hilltop Holdings, Inc.	208,850
10,154	Home BancShares, Inc.	238,924
15,381	Hope Bancorp, Inc.	222,563
5,262	International Bancshares Corporation	219,583
14,423	Lakeland Bancorp, Inc.	234,951
5,610	NBT Bancorp, Inc.	217,556
23,097	New York Community Bancorp, Inc.	226,120
16,475	Northwest Bancshares, Inc.	231,803
2,916	Pinnacle Financial Partners, Inc.	235,350
3,090	Prosperity Bancshares, Inc.	219,019
7,321	Renasant Corporation	244,082
7,689	S&T Bancorp, Inc.	227,902
2,671	ServisFirst Bancshares, Inc.	225,326
9,919	Simmons First National Corporation, Class A	233,989
5,628	Southside Bancshares, Inc.	212,063
5,850	Synovus Financial Corporation	234,936
4,006	Texas Capital Bancshares, Inc.(a)	236,474
7,766	Towne Bank	221,253

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 10.0% (Continued)
7,225	Trustmark Corporation	$ 227,877
2,448	UMB Financial Corporation	219,023
12,725	Umpqua Holdings Corporation	225,742
6,014	United Bankshares, Inc.	223,119
6,984	United Community Banks, Inc.	234,174
20,257	Valley National Bancorp	235,386
5,004	Webster Financial Corporation	235,438
6,651	WesBanco, Inc.	227,531
3,785	Westamerica BanCorporation	211,771
2,631	Wintrust Financial Corporation	221,899
		11,056,356
	BEVERAGES - 0.2%
375	Coca-Cola Consolidated, Inc.	177,874

	BIOTECH & PHARMA - 4.0%
1,447	Biohaven Pharmaceutical Holding Company Ltd.(a)	216,109
50,936	Bluebird Bio, Inc.(a)	297,466
29,125	Coherus Biosciences, Inc.(a)	325,618
5,357	Cytokinetics, Inc.(a)	283,707
6,811	Emergent BioSolutions, Inc.(a)	163,600
4,462	Enanta Pharmaceuticals, Inc.(a)	271,647
10,123	Exelixis, Inc.(a)	179,582
4,795	Halozyme Therapeutics, Inc.(a)	195,300
2,230	Heska Corporation(a)	203,086
14,287	Innoviva, Inc.(a)	188,017
18,281	Ironwood Pharmaceuticals, Inc.(a)	196,704
55,565	Nektar Therapeutics(a)	218,926
3,616	Pacira BioSciences, Inc.(a)	189,768
3,587	Prestige Consumer Healthcare, Inc.(a)	181,430
15,260	Revance Therapeutics, Inc.(a)	303,674
6,527	Sage Therapeutics, Inc.(a)	245,807
2,806	Sarepta Therapeutics, Inc.(a)	306,920
7,292	Supernus Pharmaceuticals, Inc.(a)	249,605

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 4.0% (Continued)
896	United Therapeutics Corporation(a)	$ 203,052
		4,420,018
	CABLE & SATELLITE - 0.2%
164	Cable One, Inc.	186,140

	CHEMICALS - 3.8%
6,308	AdvanSix, Inc.	228,728
1,626	Balchem Corporation	214,339
3,307	Cabot Corporation	238,005
6,597	Chemours Company (The)	222,517
20,190	Codexis, Inc.(a)	141,532
6,736	GCP Applied Technologies, Inc.(a)	211,645
3,514	HB Fuller Company	227,918
3,339	Ingevity Corporation(a)	234,197
2,202	Innospec, Inc.	205,799
2,861	Materion Corporation	246,933
3,407	Minerals Technologies, Inc.	198,492
700	NewMarket Corporation	201,047
4,560	Olin Corporation	249,250
1,416	Quaker Houghton	246,837
805	Rogers Corporation(a)	201,669
2,692	RPM International, Inc.	250,788
2,630	Sensient Technologies Corporation	209,532
5,529	Trinseo plc	146,684
7,313	Valvoline, Inc.	212,589
1,053	WD-40 Company	199,185
		4,287,686
	COMMERCIAL SUPPORT SERVICES - 2.6%
4,879	ABM Industries, Inc.	226,386
4,484	Brady Corporation, Class A	208,685
3,472	Brink's Company (The)	191,932
1,431	CorVel Corporation(a)	222,349
9,733	Deluxe Corporation	187,263
4,410	Forrester Research, Inc.(a)	183,412

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.6% (Continued)
1,166	FTI Consulting, Inc.(a)	$ 187,260
29,630	Harsco Corporation(a)	168,002
2,110	Insperity, Inc.	230,032
3,644	Korn Ferry	221,992
2,718	TriNet Group, Inc.(a)	223,963
11,780	TrueBlue, Inc.(a)	241,961
1,224	UniFirst Corporation	220,638
7,599	Viad Corporation(a)	290,130
		3,004,005
	CONSTRUCTION MATERIALS - 1.1%
884	Carlisle Companies, Inc.	261,363
1,919	Eagle Materials, Inc.	229,551
7,814	MDU Resources Group, Inc.	235,592
2,101	Simpson Manufacturing Company, Inc.	194,637
9,055	Summit Materials, Inc., Class A(a)	257,343
		1,178,486
	CONSUMER SERVICES - 1.2%
373	Graham Holdings Company, Class B	210,905
2,238	Grand Canyon Education, Inc.(a)	182,128
7,355	Matthews International Corporation, Class A	183,949
1,168	Medifast, Inc.	146,561
10,841	Rent-A-Center, Inc.	280,131
3,049	Service Corp International	188,154
2,988	Strategic Education, Inc.	193,324
		1,385,152
	CONTAINERS & PACKAGING - 0.8%
2,051	AptarGroup, Inc.	210,863
3,382	Greif, Inc., Class A	226,763
5,096	Silgan Holdings, Inc.	232,123
3,696	Sonoco Products Company	232,922
		902,671
	ELECTRIC UTILITIES - 1.7%
3,588	ALLETE, Inc.	212,338
2,897	Black Hills Corporation	218,666

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRIC UTILITIES - 1.7% (Continued)
5,155	Hawaiian Electric Industries, Inc.	$ 201,664
1,992	IDACORP, Inc.	217,606
2,709	MGE Energy, Inc.	208,647
3,578	NorthWestern Corporation	189,562
5,526	OGE Energy Corporation	224,024
2,691	Ormat Technologies, Inc.	251,554
4,412	PNM Resources, Inc.	209,261
		1,933,322
	ELECTRICAL EQUIPMENT - 2.3%
3,846	AAON, Inc.	221,068
2,888	Advanced Energy Industries, Inc.	259,314
2,606	Badger Meter, Inc.	246,762
3,960	Belden, Inc.	259,301
6,839	FARO Technologies, Inc.(a)	229,448
4,265	Itron, Inc.(a)	202,929
831	Littelfuse, Inc.	197,130
6,753	National Instruments Corporation	268,499
2,468	OSI Systems, Inc.(a)	205,634
12,881	SMART Global Holdings, Inc.(a)	236,366
1,715	Watts Water Technologies, Inc., Class A	237,562
		2,564,013
	ENGINEERING & CONSTRUCTION - 2.1%
3,242	AECOM	237,152
2,535	Comfort Systems USA, Inc.	254,363
2,050	EMCOR Group, Inc.	243,787
2,304	Exponent, Inc.	216,253
2,535	Installed Building Products, Inc.	229,570
4,358	KBR, Inc.	210,491
2,944	MasTec, Inc.(a)	236,992
2,392	MYR Group, Inc.(a)	222,312
1,546	Tetra Tech, Inc.	209,962
1,262	TopBuild Corporation(a)	231,905
		2,292,787

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ENTERTAINMENT CONTENT - 0.2%
7,244	AMC Networks, Inc., Class A(a)	$ 194,067

	FOOD - 2.4%
4,332	Cal-Maine Foods, Inc.	232,239
3,530	Darling Ingredients, Inc.(a)	268,492
8,016	Flowers Foods, Inc.	218,837
7,141	Fresh Del Monte Produce, Inc.	195,235
8,882	Hain Celestial Group, Inc. (The)(a)	179,949
2,391	Ingredion, Inc.	208,184
1,509	J & J Snack Foods Corporation	224,886
2,909	John B Sanfilippo & Son, Inc.	234,844
2,953	Lamb Weston Holdings, Inc.	234,852
1,639	Lancaster Colony Corporation	276,253
11,024	Phibro Animal Health Corporation, Class A	163,265
2,563	Post Holdings, Inc.(a)	227,492
		2,664,528
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
4,022	Louisiana-Pacific Corporation	218,113
3,875	Trex Company, Inc.(a)	181,311
		399,424
	GAS & WATER UTILITIES - 1.7%
2,589	American States Water Company	214,809
1,880	Atmos Energy Corporation	213,154
3,193	National Fuel Gas Company	227,565
4,729	New Jersey Resources Corporation	208,738
2,596	ONE Gas, Inc.	203,189
6,176	South Jersey Industries, Inc.	209,058
2,422	Southwest Gas Holdings, Inc.	188,553
2,835	Spire, Inc.	198,138
5,461	UGI Corporation	215,710
		1,878,914
	HEALTH CARE FACILITIES & SERVICES - 2.5%
3,118	Acadia Healthcare Company, Inc.(a)	255,457
2,005	Amedisys, Inc.(a)	237,492

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.5% (Continued)
450	Chemed Corporation	$ 214,286
56,235	Community Health Systems, Inc.(a)	149,585
2,871	Ensign Group, Inc. (The)	244,896
3,430	HealthEquity, Inc.(a)	226,654
1,353	LHC Group, Inc.(a)	218,469
1,410	Medpace Holdings, Inc.(a)	208,130
3,018	National HealthCare Corporation	209,600
6,707	Owens & Minor, Inc.	197,924
5,906	Premier, Inc., Class A	208,127
8,929	Select Medical Holdings Corporation	228,940
4,001	Tenet Healthcare Corporation(a)	226,057
		2,825,617
	HEALTH CARE REIT – 1.0%
11,435	CareTrust REIT, Inc.	246,309
13,815	Medical Properties Trust, Inc.	201,837
7,645	Omega Healthcare Investors, Inc.	249,685
12,260	Physicians Realty Trust	204,252
15,116	Sabra Health Care REIT, Inc.	226,287
		1,128,370
	HOME & OFFICE PRODUCTS - 0.9%
6,080	HNI Corporation	194,560
11,070	Newell Brands, Inc.	197,600
9,865	Tempur Sealy International, Inc.	246,724
33,331	Tupperware Brands Corporation(a)	374,640
		1,013,524
	HOME CONSTRUCTION - 2.7%
4,686	American Woodmark Corporation(a)	242,875
2,812	Armstrong World Industries, Inc.	236,180
8,096	Griffon Corporation	253,810
16,815	Interface, Inc.	187,824
7,401	KB Home	212,039
2,428	LGI Homes, Inc.(a)	230,441
5,310	M/I Homes, Inc.(a)	229,604
2,908	Meritage Homes Corporation(a)	227,842

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOME CONSTRUCTION - 2.7% (Continued)
4,067	Patrick Industries, Inc.	$ 215,429
12,654	PGT Innovations, Inc.(a)	264,721
9,027	Taylor Morrison Home Corporation(a)	226,668
4,749	Toll Brothers, Inc.	207,959
12,502	Tri Pointe Homes, Inc.(a)	216,660
		2,952,052
	HOTEL REIT - 1.0%
25,686	DiamondRock Hospitality Company(a)	224,239
19,119	RLJ Lodging Trust	230,575
2,774	Ryman Hospitality Properties, Inc.(a)	228,078
29,006	Summit Hotel Properties, Inc. (a)	227,987
14,514	Xenia Hotels & Resorts, Inc.(a)	230,192
		1,141,071
	HOUSEHOLD PRODUCTS - 1.1%
4,972	Central Garden & Pet Company(a)	198,482
6,108	Edgewell Personal Care Company	237,967
7,438	Energizer Holdings, Inc.	209,008
1,298	Helen of Troy Ltd.(a)	160,472
2,885	Inter Parfums, Inc.	226,530
4,870	Nu Skin Enterprises, Inc., Class A	199,378
		1,231,837
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.3%
1,261	Chart Industries, Inc.(a)	244,457
5,441	Gibraltar Industries, Inc.(a)	227,706
4,409	Proto Labs, Inc.(a)	169,306
1,139	RBC Bearings, Inc.(a)	274,135
3,974	Timken Company (The)	250,322
938	Valmont Industries, Inc.	259,657
		1,425,583
	INDUSTRIAL REIT - 0.8%
1,366	EastGroup Properties, Inc.	225,431
4,442	First Industrial Realty Trust, Inc.	225,121
3,664	Rexford Industrial Realty, Inc.	227,937

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INDUSTRIAL REIT - 0.8% (Continued)
6,858	STAG Industrial, Inc.	$ 211,226
		889,715
	INDUSTRIAL SUPPORT SERVICES - 0.9%
2,193	Applied Industrial Technologies, Inc.	232,502
7,699	Textainer Group Holdings Ltd.	233,896
891	Watsco, Inc.	242,379
1,969	WESCO International, Inc.(a)	259,277
		968,054
	INFRASTRUCTURE REIT - 0.2%
22,386	Uniti Group, Inc.	210,205

	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
2,252	Evercore, Inc., Class A	210,990
2,668	Houlihan Lokey, Inc.	209,438
3,902	SEI Investments Company	213,439
		633,867
	INSURANCE - 2.7%
255	Alleghany Corporation(a)	214,501
1,525	American Financial Group, Inc.	194,712
4,053	AMERISAFE, Inc.	193,814
11,644	CNO Financial Group, Inc.	214,366
5,034	Employers Holdings, Inc.	197,131
59,740	Genworth Financial, Inc., Class A(a)	252,102
1,441	Hanover Insurance Group, Inc. (The)	186,451
5,496	Horace Mann Educators Corporation	196,592
4,404	Kemper Corporation	202,584
4,761	Mercury General Corporation	151,876
1,762	Primerica, Inc.	223,334
8,925	ProAssurance Corporation	190,906
1,799	Reinsurance Group of America, Inc.	225,523
1,807	RLI Corporation	198,336
2,171	Safety Insurance Group, Inc.	195,499
		3,037,727

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INTERNET MEDIA & SERVICES - 0.2%
9,714	HealthStream, Inc.(a)	$ 214,971

	LEISURE FACILITIES & SERVICES - 2.6%
9,719	BJ's Restaurants, Inc.(a)	243,753
7,994	Cheesecake Factory, Inc. (The)	244,776
14,043	Cinemark Holdings, Inc.(a)	197,725
3,761	Jack in the Box, Inc.	300,353
1,814	Marriott Vacations Worldwide Corporation	258,350
2,522	Papa John's International, Inc.	203,853
4,768	SeaWorld Entertainment, Inc.(a)	239,592
5,342	Shake Shack, Inc., Class A(a)	254,600
5,331	St Joe Company (The)	203,644
2,885	Texas Roadhouse, Inc.	256,073
11,173	Wendy's Company (The)	214,298
2,823	Wingstop, Inc.	321,427
		2,938,444
	LEISURE PRODUCTS - 1.6%
3,224	Brunswick Corporation	240,865
10,327	Callaway Golf Company(a)	228,537
2,618	Fox Factory Holding Corporation(a)	244,024
2,125	Polaris, Inc.	240,699
3,314	Sturm Ruger & Company, Inc.	173,157
2,838	Thor Industries, Inc.	229,906
7,565	Vista Outdoor, Inc.(a)	212,728
4,347	Winnebago Industries, Inc.	250,299
		1,820,215
	MACHINERY - 4.7%
2,137	AGCO Corporation	232,313
1,814	Alamo Group, Inc.	237,199
2,676	Albany International Corporation, Class A	235,996
2,408	Crane Holdings Company	227,219
1,597	Curtiss-Wright Corporation	235,062
4,381	Donaldson Company, Inc.	224,964
3,089	ESCO Technologies, Inc.	251,537

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MACHINERY - 4.7% (Continued)
2,879	Franklin Electric Company, Inc.	$ 250,041
3,563	Graco, Inc.	227,462
5,148	Hillenbrand, Inc.	214,517
1,896	John Bean Technologies Corporation	195,781
9,072	Kennametal, Inc.	212,648
1,711	Lincoln Electric Holdings, Inc.	233,877
1,583	Lindsay Corporation	253,850
1,741	MSA Safety, Inc.	206,935
1,043	Nordson Corporation	236,938
2,568	Oshkosh Corporation	204,824
1,859	Regal Rexnord Corporation	255,780
2,488	Standex International Corporation	224,940
3,559	Tennant Company	214,786
7,704	Terex Corporation	255,926
2,783	Toro Company (The)	230,794
7,748	Zurn Elkay Water Solutions Corporation	213,690
		5,277,079
	MEDICAL EQUIPMENT & DEVICES - 1.8%
11,182	Artivion, Inc.(a)	247,794
3,755	Globus Medical, Inc., Class A(a)	222,258
3,236	Haemonetics Corporation(a)	242,797
1,282	ICU Medical, Inc.(a)	203,838
3,902	Integra LifeSciences Holdings Corporation(a)	186,164
3,887	Merit Medical Systems, Inc.(a)	230,227
11,579	Myriad Genetics, Inc.(a)	258,676
8,758	Neogen Corporation(a),(b)	183,042
4,289	NuVasive, Inc.(a)	182,325
		1,957,121
	METALS & MINING - 1.0%
69,369	Coeur Mining, Inc.(a)	191,458
5,958	Compass Minerals International, Inc.	241,239
2,029	Encore Wire Corporation	263,974
53,853	Hecla Mining Company	212,181

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	METALS & MINING - 1.0% (Continued)
1,977	Royal Gold, Inc.	$ 181,686
		1,090,538
	MORTGAGE FINANCE - 0.6%
20,199	Apollo Commercial Real Estate Finance, Inc.	235,318
15,231	Invesco Mortgage Capital, Inc.(b)	242,021
19,617	MFA Financial, Inc.	214,414
		691,753
	MULTI ASSET CLASS REIT - 0.4%
19,645	LXP Industrial Trust	197,629
9,886	Washington Real Estate Investment Trust	193,864
		391,493
	OFFICE REIT - 1.6%
7,101	American Assets Trust, Inc.	197,124
22,336	Brandywine Realty Trust	179,358
8,053	Corporate Office Properties Trust	208,090
7,296	Cousins Properties, Inc.	195,898
9,432	Douglas Emmett, Inc.	184,113
6,168	Highwoods Properties, Inc.	187,569
4,031	Kilroy Realty Corporation	196,592
16,074	Piedmont Office Realty Trust, Inc., Class A	189,352
15,929	Veris Residential, Inc.(a)	214,086
		1,752,182
	OIL & GAS PRODUCERS - 0.9%
1,974	Chord Energy Corporation	279,420
6,167	SM Energy Company	271,780
33,765	Southwestern Energy Company(a)	252,900
10,308	World Fuel Services Corporation	265,946
		1,070,046
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
19,774	Oceaneering International, Inc.(a)	175,000

	PUBLISHING & BROADCASTING - 1.3%
16,911	EW Scripps Company (The), Class A(a)	252,819
72,718	Gannett Company, Inc.(a)	168,706

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	PUBLISHING & BROADCASTING - 1.3% (Continued)
7,584	New York Times Company (The), Class A	$ 231,236
1,294	Nexstar Media Group, Inc.	247,568
5,864	Scholastic Corporation	269,216
3,559	World Wrestling Entertainment, Inc., Class A	242,048
		1,411,593
	RENEWABLE ENERGY - 0.8%
3,556	EnerSys	221,788
3,091	First Solar, Inc.(a)	394,257
7,765	Green Plains, Inc.(a)	284,432
		900,477
	RESIDENTIAL REIT - 0.2%
10,171	Independence Realty Trust, Inc.	197,826

	RETAIL - CONSUMER STAPLES - 1.2%
10,067	Big Lots, Inc.	207,078
1,140	Casey's General Stores, Inc.	243,697
1,860	Five Below, Inc.(a)	237,857
3,590	Ollie's Bargain Outlet Holdings, Inc.(a)	198,563
8,335	Sprouts Farmers Market, Inc.(a)	240,882
2,846	Weis Markets, Inc.	221,163
		1,349,240
	RETAIL - DISCRETIONARY - 3.3%
1,246	Asbury Automotive Group, Inc.(a)	217,402
1,431	Avis Budget Group, Inc.(a)	239,521
3,925	Builders FirstSource, Inc.(a)	230,044
2,800	Dick's Sporting Goods, Inc.(b)	297,836
956	Dillard's, Inc., Class A	283,205
35,106	EVgo, Inc.(a)	333,156
4,825	Hibbett, Inc.	282,745
8,894	La-Z-Boy, Inc.	234,713
766	Lithia Motors, Inc.	203,327
5,843	MarineMax, Inc.(a)	212,335
4,916	Monro, Inc.	227,660
17,690	Sally Beauty Holdings, Inc.(a)	263,227

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 3.3% (Continued)
6,815	Sleep Number Corporation(a)	$ 282,345
5,757	Sonic Automotive, Inc., Class A	306,215
		3,613,731
	RETAIL REIT - 1.6%
13,501	Acadia Realty Trust	215,071
2,935	Agree Realty Corporation	221,064
7,930	Four Corners Property Trust, Inc.	213,238
12,346	Kite Realty Group Trust	239,018
4,961	National Retail Properties, Inc.	222,749
13,365	Retail Opportunity Investments Corporation	223,864
4,534	Saul Centers, Inc.	200,811
15,020	Tanger Factory Outlet Centers, Inc.	231,608
		1,767,423
	SEMICONDUCTORS - 3.4%
12,447	Amkor Technology, Inc.	250,558
2,925	Azenta, Inc.	154,177
6,231	CEVA, Inc.(a)	182,381
2,906	Cirrus Logic, Inc.(a)	222,861
7,600	Cohu, Inc.(a)	203,908
3,265	Diodes, Inc.(a)	232,370
4,859	II-VI, Inc.(a)	229,491
2,240	IPG Photonics Corporation(a)	202,922
6,206	MaxLinear, Inc.(a)	222,982
2,055	MKS Instruments, Inc.	204,699
2,810	Power Integrations, Inc.	200,999
3,835	Semtech Corporation(a)	177,139
1,504	Silicon Laboratories, Inc.(a)	188,496
1,785	Synaptics, Inc.(a)	206,364
10,870	Veeco Instruments, Inc.(a)	229,792
11,835	Vishay Intertechnology, Inc.	232,794
3,322	Wolfspeed, Inc.(a)	376,946
		3,718,879
	SOFTWARE - 3.9%
8,147	ACI Worldwide, Inc.(a)	193,084

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 3.9% (Continued)
18,418	Alignment Healthcare, Inc.(a)	$ 280,138
14,210	Allscripts Healthcare Solutions, Inc.(a)	241,570
3,631	Blackbaud, Inc.(a)	189,901
3,353	CommVault Systems, Inc.(a)	182,034
7,201	Donnelley Financial Solutions, Inc.(a)	305,683
3,996	Envestnet, Inc.(a)	209,271
14,936	LivePerson, Inc.(a)	173,258
9,663	Mandiant, Inc.(a)	220,896
1,839	Manhattan Associates, Inc.(a)	259,777
1,283	MicroStrategy, Inc., Class A(a),(b)	297,092
4,213	New Relic, Inc.(a)	255,771
1,855	Omnicell, Inc.(a)	189,748
4,410	Pegasystems, Inc.	161,450
4,655	Progress Software Corporation	224,045
1,672	Qualys, Inc.(a)	253,977
1,864	SPS Commerce, Inc.(a)	227,632
4,990	Verint Systems, Inc.(a)	241,965
2,829	Ziff Davis, Inc.(a)	218,625
		4,325,917
	SPECIALTY FINANCE - 1.9%
3,651	Encore Capital Group, Inc.(a)	199,637
7,314	Enova International, Inc.(a)	255,550
3,984	First American Financial Corporation	213,144
4,812	LendingTree, Inc.(a)	146,718
16,735	MGIC Investment Corporation	239,143
2,473	Nelnet, Inc., Class A	208,326
13,232	SLM Corporation	202,185
4,238	Stewart Information Services Corporation	214,612
2,189	Walker & Dunlop, Inc.	219,907
1,878	World Acceptance Corporation(a),(b)	218,299
		2,117,521
	SPECIALTY REIT - 0.2%
2,397	Lamar Advertising Company, Class A	225,054

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	STEEL - 1.4%
9,291	ATI, Inc.(a)	$ 278,080
6,374	Commercial Metals Company	258,211
1,241	Reliance Steel & Aluminum Company	233,283
3,188	Steel Dynamics, Inc.	257,335
11,783	United States Steel Corporation	269,477
4,781	Worthington Industries, Inc.	243,783
		1,540,169
	TECHNOLOGY HARDWARE - 3.9%
21,788	3D Systems Corporation(a)	220,712
12,035	ADTRAN Holdings, Inc.	279,693
1,881	Arrow Electronics, Inc.(a)	197,148
9,348	Benchmark Electronics, Inc.	256,603
38,134	GoPro, Inc., Class A(a)	232,236
24,313	Harmonic, Inc.(a)	273,764
3,487	InterDigital, Inc.	174,908
4,119	Jabil, Inc.	248,376
12,168	Knowles Corporation(a)	184,345
2,658	Lumentum Holdings, Inc.(a)	222,076
6,754	NCR Corporation(a)	209,712
6,226	NetScout Systems, Inc.(a)	197,613
2,686	Plexus Corporation(a)	251,759
5,171	Sanmina Corporation(a)	250,897
5,221	Super Micro Computer, Inc.(a)	339,782
16,871	TTM Technologies, Inc.(a)	265,381
6,886	ViaSat, Inc.(a)	261,530
3,855	Vicor Corporation(a)	274,245
		4,340,780
	TECHNOLOGY SERVICES - 2.3%
749	CACI International, Inc., Class A(a)	210,372
3,533	CSG Systems International, Inc.	204,384
1,430	ExlService Holdings, Inc.(a)	239,825
527	Fair Isaac Corporation(a)	236,834
8,399	Green Dot Corporation, Class A(a)	170,416
1,172	Jack Henry & Associates, Inc.	225,258

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES - 2.3% (Continued)
2,210	ManTech International Corporation, Class A	$ 211,961
3,374	MAXIMUS, Inc.	204,431
2,299	Perficient, Inc.(a)	179,552
36,172	Sabre Corporation(a)	260,076
2,275	Science Applications International Corporation	207,184
1,354	WEX, Inc.(a)	208,855
		2,559,148
	TELECOMMUNICATIONS - 1.1%
41,116	8x8, Inc.(a)	214,214
3,469	Cogent Communications Holdings, Inc.	184,724
30,126	Consolidated Communications Holdings, Inc.(a)	172,923
5,621	Iridium Communications, Inc.(a)	249,517
9,500	Shenandoah Telecommunications Company	211,755
13,360	Telephone and Data Systems, Inc.	217,367
		1,250,500
	TIMBER REIT - 0.4%
4,777	PotlatchDeltic Corporation	221,748
5,643	Rayonier, Inc.	200,439
		422,187
	TRANSPORTATION & LOGISTICS - 2.0%
1,863	Allegiant Travel Company(a)	179,780
2,295	Forward Air Corporation	222,707
15,160	Heartland Express, Inc.	229,674
2,972	Hub Group, Inc., Class A(a)	237,195
4,553	Knight-Swift Transportation Holdings, Inc.	229,972
1,450	Landstar System, Inc.	212,614
2,893	Matson, Inc.	213,098
1,122	Saia, Inc.(a)	232,063
9,924	SkyWest, Inc.(a)	211,282
5,490	Werner Enterprises, Inc.	218,447
		2,186,832
	TRANSPORTATION EQUIPMENT - 0.2%
8,795	Trinity Industries, Inc.	214,422

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.2%
6,391	Andersons, Inc. (The)	$ 236,659

	WHOLESALE - DISCRETIONARY - 0.6%
3,971	ePlus, Inc.(a)	187,114
6,756	ScanSource, Inc.(a)	195,721
1,942	Veritiv Corporation(a)	231,467
		614,302

	TOTAL COMMON STOCKS (Cost $117,908,368)	110,519,030

	COLLATERAL FOR SECURITIES LOANED — 1.0%
	MONEY MARKET FUND - 1.0%
1,143,132	Fidelity Government Portfolio - Institutional Class, 2.07% (Cost $1,143,132)(c)(d)	1,143,132

	TOTAL INVESTMENTS - 100.6% (Cost $119,051,500)	$ 111,662,162
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(661,048)
	NET ASSETS - 100.0%	$ 111,001,114

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2022 was $1,101,675.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2022. Total collateral had a value of $1,143,132 at August 31, 2022.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2022.